Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
For purposes of this Pay Versus Performance section, all references to “compensation actually paid” mean such amounts as computed in accordance with Item 402(v) of Regulation S-K, which may be different from other compensation amounts discussed in the CD&A and elsewhere in this proxy statement. Mr. Lourenco Goncalves was our principal executive officer (“PEO”) for each Covered Year.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	COMPENSATION ACTUALLY PAID TO PEO (1)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (1)(2)(3)	TOTAL SHARE-HOLDER RETURN (4)	PEER GROUP TOTAL SHARE-HOLDER RETURN (4)(5)	NET INCOME (LOSS) (in millions)	ADJUSTED EBITDA (in millions) (6)
2024	$15,248,897	$(5,697,845)	$4,178,398	$(1,248,935)	$114.55	$205.31	$708	$780
2023	$26,183,928	$24,377,135	$6,027,396	$5,694,205	$248.87	$215.10	$450	$1,900
2022	$18,457,351	$5,088,110	$4,620,214	$2,514,425	$196.35	$177.02	$1,376	$3,169
2021	$24,494,731	$39,028,092	$4,104,246	$6,194,093	$265.34	$156.49	$3,033	$5,287
2020	$18,511,405	$37,952,040	$3,170,114	$5,987,817	$177.46	$155.97	$(81)	$353

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	2024: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham	2023: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham	2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak	2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak	2020: Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
Peer Group Issuers, Footnote	(5)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
PEO Total Compensation Amount	$ 15,248,897	$ 26,183,928	$ 18,457,351	$ 24,494,731	$ 18,511,405
PEO Actually Paid Compensation Amount	$ (5,697,845)	24,377,135	5,088,110	39,028,092	37,952,040
Adjustment To PEO Compensation, Footnote	Note that while similar adjustment information was provided in the 2024 proxy statement for Covered Years 2020, 2021, 2022 and 2023, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in the Company’s view it is not material to shareholders’ understanding of the information reported in the PVP Table for 2024 or the relationships disclosures provided below. Deductions from, and additions to, total compensation in the SCT for 2024 to calculate CAP consist of:

	2024
	PEO	AVERAGE NON-PEO NEOs
Total Compensation from Summary Compensation Table	$15,248,897	$4,178,398
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$(576,300)	$(91,825)
Amount added for Covered Year service cost	$294,645	$58,652
Amount added for prior service cost impacting Covered Year	$(63,800)	$(149,704)
Total Adjustments for Pension	$(345,455)	$(182,877)

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,469,565)	$(3,049,452)
Year-end fair value of unvested awards granted in the Covered Year	$3,410,989	$906,891
Year-over-year difference of year-end fair values (from prior year-end to Covered Year-end) for unvested awards granted in prior years	$(7,831,278)	$(2,029,295)
Fair values at vest date for awards granted and vested in Covered Year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,711,433)	$(1,072,599)
Forfeitures during Covered Year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(20,601,287)	$(5,244,455)

Compensation Actually Paid (as calculated)	$(5,697,845)	$(1,248,935)
(2)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(3)Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:
2024: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2023: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak
2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
2020: Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
(4)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest Covered Year in the table through the end of each Covered Year in the table, assuming reinvestment of dividends. The numbers in these columns have been revised from the numbers previously reported in last year’s PVP Table in order to correct an administrative error.

(5)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
(6)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.

Non-PEO NEO Average Total Compensation Amount	$ 4,178,398	6,027,396	4,620,214	4,104,246	3,170,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,248,935)	5,694,205	2,514,425	6,194,093	5,987,817
Adjustment to Non-PEO NEO Compensation Footnote	Note that while similar adjustment information was provided in the 2024 proxy statement for Covered Years 2020, 2021, 2022 and 2023, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in the Company’s view it is not material to shareholders’ understanding of the information reported in the PVP Table for 2024 or the relationships disclosures provided below. Deductions from, and additions to, total compensation in the SCT for 2024 to calculate CAP consist of:

	2024
	PEO	AVERAGE NON-PEO NEOs
Total Compensation from Summary Compensation Table	$15,248,897	$4,178,398
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$(576,300)	$(91,825)
Amount added for Covered Year service cost	$294,645	$58,652
Amount added for prior service cost impacting Covered Year	$(63,800)	$(149,704)
Total Adjustments for Pension	$(345,455)	$(182,877)

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,469,565)	$(3,049,452)
Year-end fair value of unvested awards granted in the Covered Year	$3,410,989	$906,891
Year-over-year difference of year-end fair values (from prior year-end to Covered Year-end) for unvested awards granted in prior years	$(7,831,278)	$(2,029,295)
Fair values at vest date for awards granted and vested in Covered Year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(4,711,433)	$(1,072,599)
Forfeitures during Covered Year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(20,601,287)	$(5,244,455)

Compensation Actually Paid (as calculated)	$(5,697,845)	$(1,248,935)
(2)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
(3)Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:
2024: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2023: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci and James D. Graham
2022: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, James D. Graham and Maurice D. Harapiak
2021: Celso L. Goncalves Jr., Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
2020: Clifford T. Smith, Keith A. Koci, Terry G. Fedor and Maurice D. Harapiak
(4)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest Covered Year in the table through the end of each Covered Year in the table, assuming reinvestment of dividends. The numbers in these columns have been revised from the numbers previously reported in last year’s PVP Table in order to correct an administrative error.

(5)The peer group is comprised of the companies in the S&P Metals & Mining Select Industry Group.
(6)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.

Equity Valuation Assumption Difference, Footnote	(2)Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount	$ 114.55	248.87	196.35	265.34	177.46
Peer Group Total Shareholder Return Amount	205.31	215.10	177.02	156.49	155.97
Net Income (Loss)	$ 708,000,000	$ 450,000,000	$ 1,376,000,000	$ 3,033,000,000	$ (81,000,000)
Company Selected Measure Amount	780,000,000	1,900,000,000	3,169,000,000	5,287,000,000	353,000,000
PEO Name	Lourenco Goncalves
Additional 402(v) Disclosure
(4)Total Shareholder Return figures are based on a fixed investment of $100 from the beginning of the earliest Covered Year in the table through the end of each Covered Year in the table, assuming reinvestment of dividends. The numbers in these columns have been revised from the numbers previously reported in last year’s PVP Table in order to correct an administrative error.
(6)Reconciliations for Adjusted EBITDA can be found in Annex A to this proxy statement. See also “Compensation Discussion and Analysis – Annual Incentive Program (EMPI Plan)” for more information about the use of Adjusted EBITDA in the Company’s short-term incentive program.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
PEO | SCT pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (576,300)
PEO | Pension Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,645
PEO | Pension Prior Year Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,800)
PEO | Grant date values in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,469,565)
PEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,410,989
PEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,831,278)
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Differences In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,711,433)
PEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | SCT pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,825)
Non-PEO NEO | Pension Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,652
Non-PEO NEO | Pension Prior Year Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,704)
Non-PEO NEO | Grant date values in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,049,452)
Non-PEO NEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	906,891
Non-PEO NEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,029,295)
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Differences In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,072,599)
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0